Document And Entity Information	Mar. 21, 2025
Document Information [Line Items]
Entity, Registrant Name	HIGH ROLLER TECHNOLOGIES, INC.
Document, Type	8-K
Document, Period End Date	Mar. 21, 2025
Entity, File Number	001-42202
Entity, Incorporation, State or Country Code	DE
Entity, Tax Identification Number	87-4159815
Entity, Address, Address Line One	400 South 4th Street
Entity, Address, Address Line Two	Suite 500-#390
Entity, Address, City or Town	Las Vegas
Entity, Address, State or Province	NV
Entity, Address, Postal Zip Code	89101
City Area Code	702
Local Phone Number	509-5244
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ROLR
Security Exchange Name	NYSE
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001947210